Weighted-Average Assumptions Used for Option Grants (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Weighted Average Assumptions for Fair Values of Stock Options[Line Items]
Risk-free interest rate	1.61%	1.77%	3.44%
Volatility factor	88.21%	97.32%	112.57%
Grant date fair value of common stock	$ 5.67	$ 7.92	$ 4.35
Weighted-average expected life	5 years 9 months 11 days	6 years 18 days	6 years 2 months 5 days
Assumed forfeiture rate	10.00%	10.00%	10.00%